Debt and Capital Lease Obligations (Tables)	12 Months Ended
Dec. 31, 2012
Debt and Capital Lease Obligations [Abstract]
Debt
Debt (including consolidated VIEs) and capital lease obligations outstanding consist of the following:

	As of December 31, 2012			As of December 31, 2011
	Total Principal	Current and Short-Term	Long-Term	Total Principal	Current and Short-Term	Long-Term
In millions
Non-Solar energy system debt and capital leases:
Senior notes	$550.0	$—	$550.0	$550.0	$—	$550.0
Second lien term loan, including amortization of discount	196.1	—	196.1	—	—	—
Long-term notes	16.0	3.4	12.6	21.4	3.7	17.7
Total Non-Solar energy system debt and capital leases	$762.1	$3.4	$758.7	$571.4	$3.7	$567.7
Solar energy system debt, financings and capital leaseback obligations:
Short-term debt, weighted average interest rate of 6.47% and 6.23%, respectively	$14.7	$14.7	$—	$77.2	$77.2	$—
System construction and term debt	271.3	61.3	210.0	305.8	27.9	277.9
Capital leaseback obligations	93.3	7.5	85.8	107.8	13.3	94.5
Financing leaseback obligations	1,107.2	14.3	1,092.9	837.0	8.4	828.6
Other system financing transactions	119.7	—	119.7	27.6	17.4	10.2
Total Solar energy system debt, financings and capital leaseback obligations	$1,606.2	$97.8	$1,508.4	$1,355.4	$144.2	$1,211.2
Total debt outstanding	$2,368.3	$101.2	$2,267.1	$1,926.8	$147.9	$1,778.9

Redemption Prices

Year	Price
2014	105.813%
2015	103.875%
2016	101.938%
2017 and thereafter	100.000%

Principal Payments on Long-term Debt
The aggregate amounts of payments on long-term debt, excluding financing leaseback obligations, after December 31, 2012 are as follows:

	2013	2014	2015	2016	2017	Thereafter	Total
In millions
Maturities of long-term debt (a)	$64.6	$30.8	$28.6	$51.0	$206.7	$771.2	$1,152.9

(a) Included in maturities of long-term debt is $119.7 million of maturities relating to other system financing transactions that represent the contract price for solar energy systems under existing sales contracts that contain certain contractual provisions that preclude sale treatment under real estate accounting rules. We account for these transactions as financings of $17.6 million and $102.1 million that will mature upon the expiration of the contractual provisions that preclude sale treatment in years 2015 and thereafter, respectively. These could become payment obligations in the event we default under the executed sales agreement, and the buyer may execute its contractual option to put (sell) the project back to SunEdison for a full refund of the contract price.

Minimum Lease Payments on Capital Leases
The aggregate amounts of payments on capital leases after December 31, 2012 are as follows:

In millions
2013	$9.8
2014	6.6
2015	5.3
2016	5.7
2017	5.8
Thereafter	90.9
Total minimum lease payments	124.1
Less amounts representing interest	(30.8)
Present value of minimum lease payments	93.3
Less current portion of obligations under capital leases	(7.5)
Noncurrent portion of obligations under capital leases	$85.8

Schedule of Minimum Lease Payments on Sale Leaseback Obligations
The aggregate amounts of minimum lease payments on our financing leaseback obligations are $890.2 million. Payments from 2013 through 2017 are as follows:

In millions	2013	2014	2015	2016	2017
Minimum lease payments	$60.5	$48.5	$46.4	$42.9	$40.9